Deferred Taxation - Movements in Deferred Taxation (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets and liabilities [abstract]
At beginning of the year	¥ 14,064	¥ 6,720	¥ 3,807
Transfer to profit and loss (Note 12)	(7,807)	7,539	3,994
Credit/ (debit) to other comprehensive income	226	(195)	(1,081)
At end of the year	¥ 6,483	¥ 14,064	¥ 6,720